Note 12 - Net Loss Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
(6)	Net Loss per share

Basic and diluted net loss per share has been computed based on net loss and the weighted-average number of common shares outstanding during the applicable period. For diluted net loss per share, common stock equivalents (shares of common stock issuable upon the exercise of stock options and unvested restricted stock units) are excluded from the calculation as their inclusion would be anti-dilutive. The Company has excluded all anti-dilutive share-based awards to purchase common stock in periods indicating a loss, as their effect is anti-dilutive.

The following tables set forth the computation of historical basic and diluted net loss per share.

	Three Months Ended September 30 ,
	2017	2016

Net loss (in millions)	$(5.3)	$(10.0)
Weighted-average shares outstanding	38,649,237	38,640,487
Dilutive effect of restricted stock and stock options	-	-
Shares used to compute diluted earnings per share	38,649,237	38,640,487
Basic net loss per share	$(0.14)	$(0.26)
Diluted net loss per share	$(0.14)	$(0.26)
Number of anti-dilutive share-based awards excluded from computation	7,452,999	5,806,900

( 1 2 )	Net Loss per Share

Basic and diluted loss per share has been computed based on net loss and the weighted-average number of common shares outstanding during the applicable period. For diluted net loss per share, common stock equivalents (shares of common stock issuable upon the exercise of stock options and warrants) are excluded from the calculation of diluted net loss per share as their inclusion would be anti-dilutive. The Company has excluded all options to purchase common stock in periods indicating a loss, as their effect is anti-dilutive.

The following table sets forth the computation of historical basic and diluted net loss per share
:

	Fiscal Year Ended June 30,
	201 7	201 6

Net loss (in millions)	$(29.4)	$(25.4)
Weighted average shares outstanding	38,644,395	38,635,452
Shares used to compute diluted earnings per share	38,644,395	38,635,452
Basic loss per share	$(0.76)	$(0.66)
Diluted loss per share	$(0.76)	$(0.66)
Number of antidilutive stock options excluded from computation	7,566,642	4,751,423